Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 7,595,061	$ 7,628,611
Less: Accumulated amortization	(2,575,352)	(1,980,137)
Intangible assets, net	5,019,709	5,648,474
Self-developed communications platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,360,644	2,371,072
Distribution channel [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	890,496	894,430
Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,205,595	1,210,920
Backlog [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	242,489	243,560
Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,917,992	1,926,464
Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	5,149	5,172
Apipost data [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 972,696	$ 976,993